BIOLOGICAL ASSETS - Disclosure of reconciliation of changes in biological assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about biological assets [abstract]
Beginning Balance	$ 52	$ 89
Production costs capitalized	2,717	1,108
Changes in fair value less cost to sell due to biological transformation	11,782	5,990
Transferred to inventory upon harvest	(14,478)	(7,137)
Foreign exchange translation	5	2
Ending Balance	$ 78	$ 52